Document and Entity Information	Nov. 30, 2023
Risk/Return:
Registrant Name	EATON VANCE GROWTH TRUST
Registrant CIK	0000102816
SEC Form	497
Period end date	Nov. 30, 2023
Investment Company Type	N-1A
Document Description	Supplement to Prospectus and Summary Prospectus dated April 1, 2024
Amendment Flag	false